Property, Plant and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Crude Oil and Natural Gas Properties	Processing, Transportation and Storage Assets	Refining Assets	Other Assets (1)	Total
COST
As at December 31, 2023	47,425	272	12,770	1,908	62,375
Acquisitions	12	—	—	—	12
Additions	3,007	3	450	34	3,494
Transfer from E&E (Note 9)	285	—	—	—	285
Change in Decommissioning Liabilities	17	—	—	—	17
Divestitures (Note 6)	(270)	—	—	(1)	(271)
Exchange Rate Movements and Other	(21)	2	177	—	158
As at September 30, 2024	50,455	277	13,397	1,941	66,070

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2023	17,975	129	5,667	1,354	25,125
Depreciation, Depletion and Amortization	2,955	8	405	64	3,432
Divestitures (Note 6)	(208)	—	—	—	(208)
Exchange Rate Movements and Other	27	1	95	—	123
As at September 30, 2024	20,749	138	6,167	1,418	28,472

CARRYING VALUE
As at December 31, 2023	29,450	143	7,103	554	37,250
As at September 30, 2024	29,706	139	7,230	523	37,598
(1)Includes assets within the commercial fuels business, office furniture, fixtures, leasehold improvements, information technology and aircraft.